Offerings	Jun. 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% The Dow Chemical Co Notes Due June 15, 2031
Maximum Aggregate Offering Price	$ 818,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 112.97
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% The Dow Chemical Co Notes Due June 15, 2036
Maximum Aggregate Offering Price	$ 728,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 100.54
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.300% The Dow Chemical Co Notes Due June 15, 2056
Maximum Aggregate Offering Price	$ 472,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 65.18
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.